Stock-based Compensation - Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 5,472	$ 2,234	$ 11,222	$ 2,723
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	29	70	64	174
Restricted share units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 5,443	$ 2,164	$ 11,158	$ 2,549